Other Gains And Losses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Detailed Information About Other Income and Expenses Net

	2020	2019	2018
Gain on disposal of property, plant and equipment	(40,692)	4,657	28,461
Donations	(30,580)	(34,918)	(42,907)
Technical services and assistance	7,221	15,319	9,000
Personal asset tax - Substitute responsible	(3,999)	(14,612)	(12,382)
Gain over tax credit assignment	8,855	9,578	4,468
Contingencies	(30,333)	(55,157)	(15,767)
Leases	129,653	121,329	64,868
Service fee from ADS Depositary bank	40,124	—	210,130
Collection of loss	56,430	—	—
Miscellaneous	10,506	15,024	(40.128)

Total	147,185	61,220	205,743